Shareholder Report, Average Annual Return (Details)	12 Months Ended	53 Months Ended	57 Months Ended	60 Months Ended	65 Months Ended	87 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000234159
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HYBL
C000101921
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SRLN
C000164161
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EMTL
C000164160
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOT
C000144728
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOTL
C000229692
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBND
C000225200
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MBND
C000173571
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FISR
C000101919
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GAL
C000101917
Average Annual Return [Line Items]
Line Graph and Table Measure Name	INKM
C000101916
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RLY
C000119098
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ULST
C000170017
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XLSR
Without Sales Load [Member] | C000234159
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%	5.64%
Without Sales Load [Member] | C000101921
Average Annual Return [Line Items]
Average Annual Return, Percent	4.23%			4.44%			4.54%
Without Sales Load [Member] | C000164161
Average Annual Return [Line Items]
Average Annual Return, Percent	4.49%			1.62%			3.16%
Without Sales Load [Member] | C000164160
Average Annual Return [Line Items]
Average Annual Return, Percent	3.84%			2.83%			2.40%
Without Sales Load [Member] | C000144728
Average Annual Return [Line Items]
Average Annual Return, Percent	3.41%			0.65%			1.61%
Without Sales Load [Member] | C000229692
Average Annual Return [Line Items]
Average Annual Return, Percent	5.12%		2.38%
Without Sales Load [Member] | C000225200
Average Annual Return [Line Items]
Average Annual Return, Percent	5.00%			0.78%	0.85%
Without Sales Load [Member] | C000173571
Average Annual Return [Line Items]
Average Annual Return, Percent	3.45%			(0.82%)		0.85%
Without Sales Load [Member] | C000101919
Average Annual Return [Line Items]
Average Annual Return, Percent	16.32%			6.89%			8.09%
Without Sales Load [Member] | C000101917
Average Annual Return [Line Items]
Average Annual Return, Percent	11.52%			4.01%			5.37%
Without Sales Load [Member] | C000101916
Average Annual Return [Line Items]
Average Annual Return, Percent	22.39%			9.70%			7.74%
Without Sales Load [Member] | C000119098
Average Annual Return [Line Items]
Average Annual Return, Percent	3.75%			3.56%			2.69%
Without Sales Load [Member] | C000170017
Average Annual Return [Line Items]
Average Annual Return, Percent	18.69%			9.52%		12.79%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	1.03%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%			0.08%			1.54%
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	0.62%			(1.55%)			0.38%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%			0.08%			1.54%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%			0.08%			1.54%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.02%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%			0.08%	(0.04%)
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%			0.08%		1.64%
SPDR ETFs Index: MSCI ACWI IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	24.22%			10.57%			12.54%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%			0.08%			1.54%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%			0.08%			1.54%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%			0.08%			1.54%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%			13.41%		15.98%
SPDR ETFs Index: SPDR Blackstone High Income Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPDR Blackstone High Income Composite Index
Average Annual Return, Percent	5.06%	5.95%
iBoxx USD Liquid Leveraged Loan Index/ Morningstar LSTA U.S. Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iBoxx USD Liquid Leveraged Loan Index/ Morningstar LSTA U.S. Leveraged Loan Index
Average Annual Return, Percent	4.32%			5.09%			4.28%
SPDR ETFs Index: JP Morgan Corporate Emerging Market Bond Index Broad Diversified
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan Corporate Emerging Market Bond Index Broad Diversified
Average Annual Return, Percent	6.82%			2.67%			4.22%
SPDR ETFs Index: Bloomberg U.S. Aggregate 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Index
Average Annual Return, Percent	3.23%			2.15%			1.99%
SPDR ETFs Index: SPDR Loomis Sayles Oppurtunistic Bond Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPDR Loomis Sayles Oppurtunistic Bond Composite Index
Average Annual Return, Percent	4.75%		2.70%
SPDR ETFs Index: Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
Average Annual Return, Percent	5.68%			1.26%	1.17%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%			0.08%			1.54%
SPDR ETFs Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.34%			11.47%			13.14%
SPDR ETFs Index: Bloomberg U.S. Long Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Government/Credit Bond Index
Average Annual Return, Percent	3.92%			(3.84%)			0.70%
SPDR ETFs Index: Bloomberg U.S. Government Inflation-Linked Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government Inflation-Linked Bond Index
Average Annual Return, Percent	3.38%			0.82%			2.54%
SPDR ETFs Index: DBIQ Optimum Yield Diversified Commodity Index Excess Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DBIQ Optimum Yield Diversified Commodity Index Excess Return
Average Annual Return, Percent	22.56%			6.83%			5.89%
SPDR ETFs Index: Bloomberg US Treasury Bellwether 3 Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Bellwether 3 Month Index
Average Annual Return, Percent	3.89%			3.58%			2.38%